COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Right-of-use asset	$ 358,527	$ 378,013
Amortization of right-of-use asset	(37,380)	(39,709)
Right-of-use asset, net	321,147	338,304
Operating lease liability
Current portion of long-term lease	71,946	71,032
Long-term lease	268,688	286,139
Total operating lease liability	$ 340,634	$ 357,171